Earnings Per Share - Reconciliation of Earnings Used for Earnings per Share Calculations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Earnings attributable to common shareholders	$ 1,564	$ 3,933
Less: Dividends declared on preference shares	(3)	(3)
Earnings used in consolidated earnings per share	1,561	3,930
Less: Loss (earnings) from discontinued operations, net of tax	6	(3,859)
Remove: Non-controlling interests from discontinued operations		90
Earnings used in earnings per share from continuing operations	$ 1,567	$ 161